Cover	May 17, 2022
Document Type	8-K/A
Amendment Flag	true
Amendment Description	PropTech Investment Corporation II (“PTIC II”) is filing this Amendment No. 1 (the “Amended Filing”) to its Form 8-K filed on May 17, 2022 (the “Original Filing”). The Amended Filing is being made solely for the purpose of correcting a clerical error on the cover page of the Original Filing.
Document Period End Date	May 17, 2022
Entity File Number	001-39758
Entity Registrant Name	PROPTECH INVESTMENT CORPORATION II
Entity Central Index Key	0001821075
Entity Tax Identification Number	83-2426917
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3415 N. Pines Way
Entity Address, Address Line Two	Suite 204
Entity Address, City or Town	Wilson
Entity Address, State or Province	WY
Entity Address, Postal Zip Code	83014
City Area Code	(310)
Local Phone Number	954-9665
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable
Units, each consisting of one share of Class A Common Stock and one-third of one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one-third of one Redeemable Warrant
Trading Symbol	PTICU
Security Exchange Name	NASDAQ
Shares of Class A Common Stock, par value $0.0001 per share
Title of 12(b) Security	Shares of Class A Common Stock, par value $0.0001 per share
Trading Symbol	PTIC
Security Exchange Name	NASDAQ
Redeemable Warrants included as part of the Units
Title of 12(b) Security	Redeemable Warrants included as part of the Units
Trading Symbol	PTICW
Security Exchange Name	NASDAQ